Events after the reporting date (Details) - USD ($) $ in Millions	Apr. 23, 2021	Apr. 24, 2020
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maximum borrowing capacity		$ 50
Regulatory Approval Of Commercial Grade Drug Product | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Reversal of previously recorded impairment charge	$ (7)
Regulatory Approval Of Commercial Grade Drug Product | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Reversal of previously recorded impairment charge	$ (8)